Taxation - Schedule of Income Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision for income taxes	¥ (39,353)	$ (5,493)	¥ 13,372
Cayman [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision for income taxes	(34,917)		(4,276)
Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision for income taxes	(18,136)		(1,121)
BVI [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision for income taxes	(9)		(1)
PRC, Excluding Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Income before provision for income taxes	¥ 13,709		¥ 18,770